OTHER OPERATING INCOME - Schedule Of Other Operating Income Net (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Other Income And Expenses [Line Items]
Percent of VAT in super deduction	10.00%	10.00%
Other operating income, net	¥ 54,416	$ 8,539	¥ 33,218	¥ 68,646
Government grant [Member]
Other Income And Expenses [Line Items]
Other operating income, net				¥ 43,599